Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000097532
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class A
Trading Symbol	IEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[1]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000097534
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class C
Trading Symbol	REVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$97	1.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%	[2]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000097541
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional Class
Trading Symbol	CEVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000097539
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[4]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000121787
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CEVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[5]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000097536
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class R
Trading Symbol	REVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$71	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%	[6]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000253700
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class S
Trading Symbol	CEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[7]
AssetsNet	$ 917,694,570
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Material Fund Change [Text Block]
C000198586
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class A
Trading Symbol	COSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[8]
AssetsNet	$ 1,020,803,098
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Material Fund Change [Text Block]
C000198589
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional Class
Trading Symbol	COSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[9]
AssetsNet	$ 1,020,803,098
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Material Fund Change [Text Block]
C000198590
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[10]
AssetsNet	$ 1,020,803,098
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Material Fund Change [Text Block]
C000198591
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[11]
AssetsNet	$ 1,020,803,098
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Material Fund Change [Text Block]

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[11]	Annualized